Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

May 6, 2010

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Mutual Variable Annuity Account III: (File Nos. 002-77283 and 811-03457)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Annuity Account III and The Penn Mutual Life Insurance Company, we hereby certify that the form of prospectuses and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 41 to the Registration Statement for Penn Mutual Variable Annuity Account III (File Nos. 002-77283; 811-03457), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-10-101346 on April 30, 2010.

Please do not hesitate to contact me at 202.739.5654 or Michael Berensen at 202.739.5450 should you have any questions.

Sincerely,

/s/ W. John McGuire
W. John McGuire